Real Estate	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Real Estate [Abstract]
Real Estate

NOTE 3.     Real Estate

2026 Real Estate Investment Acquisitions

JV Buyout

In January 2026, the Company acquired its JV partner’s 46.5% interest in SH 2019 Ventures, LLC (the “JV”) for $312 million (the “JV Buyout”). As a result of the JV Buyout, the Company began consolidating the 19 senior housing communities, derecognized its investment in the JV, and recognized a gain upon change of control of $46 million. See Note 4 for further information. The fair value of the senior housing communities was based on a market approach, utilizing an agreed-upon contractual sales price, which is considered to be a Level 3 measurement within the fair value hierarchy.

Subsequent to the completion of this acquisition, the Company entered into agreements to transition the management of certain of these senior housing communities from Brookdale Senior Living (“Brookdale”) to Ciel Senior Living and Pegasus Senior Living (the “operator transition”). In connection with the operator transition, during the three months ended March 31, 2026, the Company incurred a termination fee of $2.5 million to Brookdale, which is recognized within transaction costs on the Combined and Consolidated Statements of Operations.

Senior Housing Portfolio Acquisitions

During the three months ended March 31, 2026, the Company acquired (i) a portfolio of two senior housing communities in Atlanta, Georgia for $240 million, (ii) a portfolio of three senior housing communities in Orlando, Florida for $121 million, and (iii) one senior housing community in Seattle, Washington for $41 million.

During the three months ended June 30, 2026, the Company acquired (i) one senior housing community in Seattle, Washington for $52 million and (ii) one senior housing community in Tucson, Arizona for $52 million.

Subsequent to June 30, 2026, the Company acquired the following, in each case for a gross purchase price as noted: (i) eight senior housing communities in Texas and New Mexico for $150 million, (ii) one senior housing community in Naples, Florida for $149 million, (iii) one senior housing community in Lexington, Kentucky for $50 million, (iv) three senior housing communities in Atlanta, Georgia for $425 million, (v) four senior housing communities in Florida for $190 million, and (vi) one senior housing community in Denver, Colorado for $47 million.

Dispositions of Real Estate

During the three months ended June 30, 2026, the Company sold one senior housing community for $23 million, resulting in a gain on sale of $4 million.

Impairment Charges

During the three and six months ended June 30, 2026 and 2025, the Company did not recognize any impairment charges.

Held for Sale

As of June 30, 2026 and December 31, 2025, there were no assets classified as held for sale.

Casualty-Related Charges

During the three and six months ended June 30, 2025, the Company recognized $4 million and $6 million, respectively, of casualty-related charges, which were primarily related to mitigation and other charges incurred related to damages caused by Hurricane Milton. During the three and six months ended June 30, 2026, the Company recognized $6 million of casualty-related recoveries primarily related to past hurricanes. Casualty-related recoveries (charges) are recognized in other income (expense), net in the Combined and Consolidated Statements of Operations. As of June 30, 2026 and December 31, 2025, the Company had an outstanding insurance receivable balance of $1 million and $12 million, respectively (see Note 6).

NOTE 3.    Real Estate

Construction Activities

Capital Expenditures

During the years ended December 31, 2025 and 2024, the Company’s capital expenditure additions were $125 million and $72 million, respectively.

Dispositions of Real Estate

There were no dispositions of real estate during the year ended December 31, 2025. During the three months and year ended December 31, 2024, the Company sold a portfolio comprised of a land parcel and various vacant buildings on certain campuses for $12 million, resulting in total loss on sales of $16 million.

Impairment Charges

During the years ended December 31, 2025 and 2024, the Company did not recognize any impairment charges.

Casualty-Related Charges

During the year ended December 31, 2025, the Company recognized $2 million of casualty- related recoveries related to prior claims for Hurricane Milton. During the year ended December 31, 2024, the Company recognized $32 million of casualty-related charges, which were primarily related to damages as a result of Hurricane Milton. Casualty-related recoveries (charges) are recognized in other income (expense), net in the Combined and Consolidated Statements of Operations. As of December 31, 2025 and 2024, the Company recognized insurance receivables of $12 million and $20 million, respectively, for amounts in excess of the related deductibles (see Note 6).